GOODWILL AND INTANGIBLE ASSETS (Details 1) (USD $)	Feb. 28, 2014	Feb. 28, 2013	Feb. 28, 2014 Patent litigation	Feb. 28, 2013 Patent litigation	Feb. 28, 2014 Patents	Feb. 28, 2013 Patents	Feb. 28, 2014 Acquired technology	Feb. 28, 2013 Acquired technology	Feb. 28, 2014 Customer relationships	Feb. 28, 2013 Customer relationships	Feb. 28, 2014 Customer relationships Minimum [Member]	Feb. 28, 2013 Customer relationships Minimum [Member]	Feb. 28, 2014 Customer relationships Maximum [Member]	Feb. 28, 2012 Customer relationships Maximum [Member]	Feb. 28, 2014 Software	Feb. 28, 2013 Software	Feb. 28, 2014 Non-compete agreements	Feb. 28, 2013 Non-compete agreements	Feb. 28, 2014 Trade names	Feb. 28, 2013 Trade names	Feb. 28, 2014 Trade Names [Member]	Feb. 28, 2013 Trade Names [Member]
Weighted Average Amortization Period (In months)			84 months	84 months	120 months	120 months	60 months	60 months			60 months	60 months	72 months	72 months	36 months	36 months	36 months	36 months	24 months	24 months
Gross Carrying Amount	$ 36,247,251	$ 51,381,184	$ 4,451,946	$ 7,567,290	$ 623,600	$ 12,642,189	$ 7,270,000	$ 7,270,000	$ 12,850,000	$ 12,850,000					$ 2,095,705	$ 2,095,705	$ 212,000	$ 212,000	$ 44,000	$ 44,000	$ 8,700,000	$ 8,700,000
Accumulated Amortization	15,050,440	10,072,878	1,971,568	1,060,109	125,125	51,356	3,919,750	2,465,750	6,682,292	4,143,958					2,095,705	2,095,705	212,000	212,000	44,000	44,000
Transfer to Held For Sale	3,123,016	3,500,000			3,123,016	3,500,000
Impairment Loss	3,116,746	11,996,269	87,975	3,528,386	3,028,771	8,467,883
Net Carrying Value	$ 21,203,081	$ 25,812,037	$ 2,392,403	$ 2,978,795	$ 592,720	$ 622,950	$ 3,350,250	$ 4,804,250	$ 6,167,708	$ 8,706,042											$ 8,700,000	$ 8,700,000